Property Plant and Equipment (Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Balance at beginning of year		$ 5,331
IFRS 16 initial implementation			$ 339
Reversal of impairment		0	(10)	$ 0
Balance at end of year		5,550	5,331
Depreciated balance at end of year		5,331	5,331
Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		11,194	10,237
IFRS 16 initial implementation			300
Reclassification of finance lease	[1]		96
Additions		675	714
Disposals		(69)	(132)
Exit from consolidation		(26)
Translation differences		243	(21)
Balance at end of year		12,017	11,194	10,237
Depreciated balance at end of year		12,017	10,237	10,237
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		5,863	5,574
Depreciation for the year		461	415
Impairment		85
Disposals		(59)	(102)
Exit from consolidation		(10)
Reversal of impairment			(10)
Translation differences		127	(14)
Balance at end of year		6,467	5,863	5,574
Depreciated balance at end of year		6,467	5,574	5,574
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		359
Balance at end of year		389	359
Depreciated balance at end of year		359	359
Land and buildings [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		804	861
IFRS 16 initial implementation			0
Reclassification of finance lease	[1]		0
Additions		63	17
Disposals		(7)	(69)
Exit from consolidation		(14)
Translation differences		34	(5)
Balance at end of year		880	804	861
Depreciated balance at end of year		880	861	861
Land and buildings [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		445	468
Depreciation for the year		35	36
Impairment		0
Disposals		(6)	(45)
Exit from consolidation		(2)
Reversal of impairment			(10)
Translation differences		19	(4)
Balance at end of year		491	445	468
Depreciated balance at end of year		491	468	468
Technical equipment and machinery [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		2,915
Balance at end of year		3,119	2,915
Depreciated balance at end of year		2,915	2,915
Technical equipment and machinery [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		6,865	6,635
IFRS 16 initial implementation			0
Reclassification of finance lease	[1]		0
Additions		467	283
Disposals		(34)	(47)
Exit from consolidation		(5)
Translation differences		126	(6)
Balance at end of year		7,419	6,865	6,635
Depreciated balance at end of year		7,419	6,635	6,635
Technical equipment and machinery [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		3,950	3,782
Depreciation for the year		246	218
Impairment		58
Disposals		(31)	(44)
Exit from consolidation		(4)
Reversal of impairment			0
Translation differences		81	(6)
Balance at end of year		4,300	3,950	3,782
Depreciated balance at end of year		4,300	3,782	3,782
Dikes and evaporating ponds [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		726
Balance at end of year		678	726
Depreciated balance at end of year		726	726
Dikes and evaporating ponds [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		1,392	1,376
IFRS 16 initial implementation			0
Reclassification of finance lease	[1]		0
Additions		21	21
Disposals		0	0
Exit from consolidation		0
Translation differences		28	(5)
Balance at end of year		1,441	1,392	1,376
Depreciated balance at end of year		1,441	1,376	1,376
Dikes and evaporating ponds [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		666	627
Depreciation for the year		47	43
Impairment		27
Disposals		0	0
Exit from consolidation		0
Reversal of impairment			0
Translation differences		23	(4)
Balance at end of year		763	666	627
Depreciated balance at end of year		763	627	627
Plants under construction [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[2]	765
Balance at end of year	[2]	778	765
Depreciated balance at end of year	[2]	765	765
Plants under construction [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[2]	765	507
IFRS 16 initial implementation	[2]		0
Reclassification of finance lease	[1],[2]		0
Additions	[2]	(24)	261
Disposals	[2]	0	0
Exit from consolidation	[2]	0
Translation differences	[2]	37	(3)
Balance at end of year	[2]	778	765	507
Depreciated balance at end of year	[2]	778	507	507
Plants under construction [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[2]	0	0
Depreciation for the year	[2]	0	0
Impairment	[2]	0
Disposals	[2]	0	0
Exit from consolidation	[2]	0
Reversal of impairment	[2]		0
Translation differences	[2]	0	0
Balance at end of year	[2]	0	0	0
Depreciated balance at end of year	[2]	0	0	0
Other [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		185
Balance at end of year		186	185
Depreciated balance at end of year		185	185
Other [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		945	858
IFRS 16 initial implementation			0
Reclassification of finance lease	[1]		0
Additions		68	93
Disposals		(7)	(5)
Exit from consolidation		(6)
Translation differences		3	(1)
Balance at end of year		1,003	945	858
Depreciated balance at end of year		1,003	858	858
Other [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		760	697
Depreciation for the year		66	67
Impairment		0
Disposals		(7)	(4)
Exit from consolidation		(4)
Reversal of impairment			0
Translation differences		2	0
Balance at end of year		817	760	697
Depreciated balance at end of year		817	697	697
Right of Use asset [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		381
Balance at end of year		400	381
Depreciated balance at end of year		381	381
Right of Use asset [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		423	0
IFRS 16 initial implementation			300
Reclassification of finance lease	[1]		96
Additions		80	39
Disposals		(21)	(11)
Exit from consolidation		(1)
Translation differences		15	(1)
Balance at end of year		496	423	0
Depreciated balance at end of year		496	0	0
Right of Use asset [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		42	0
Depreciation for the year		67	51
Impairment		0
Disposals		(15)	(9)
Exit from consolidation		0
Reversal of impairment			0
Translation differences		2	0
Balance at end of year		96	42	0
Depreciated balance at end of year		$ 96	$ 0	$ 0

[1]	Reclassification of finance leases (as defined in IAS 17) from non-current asset to property, plant and equipment.
[2]	The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.